Debt- Summary of Financial Expense, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Debt Instrument [Line Items]
Amortization of deferred financing costs	$ 404	$ 132
Capitalized interest	(3,622)	(2,216)
Other	782	118
Financial expense, net	764	1,952
Nonrelated Party
Debt Instrument [Line Items]
Interest expense	3,200	2,363
Related Party
Debt Instrument [Line Items]
Interest expense	$ 0	$ 1,555